Segment information (Tables)	6 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Disclosure of reportable segments
The segment information provided to the ExCom for the reportable segments is as follows:

Six months ended September 30, 2023
(EUR thousand)
	Note	TFSS	AVPS	RTS	Central Costs	Total
Revenue		154,831	39,026	13,802	—	207,659
Operating expenses (1)		(55,883)	(18,944)	(17,157)	(40,716)	(132,700)
Adjusted EBITDA		98,948	20,082	(3,355)	(40,716)	74,959
Depreciation and amortization	5					(20,135)
Exceptional items (2)						(5,962)
Operating Profit						48,862

Three months ended September 30, 2023
(EUR thousand)
	Note	TFSS	AVPS	RTS	Central Costs	Total
Revenue		86,208	20,243	6,724	—	113,175
Operating expenses (1)		(28,444)	(9,934)	(8,076)	(19,554)	(66,008)
Adjusted EBITDA		57,764	10,309	(1,352)	(19,554)	47,167
Depreciation and amortization	5					(9,998)
Exceptional items (2)						(12,674)
Operating Profit						24,495

Six months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	RTS	Central Costs	Total
Revenue		102,062	27,915	8,051	—	138,029
Operating expenses (1)		(43,048)	(14,607)	(9,742)	(37,992)	(105,388)
Adjusted EBITDA		59,015	13,308	(1,691)	(37,992)	32,641
Depreciation and amortization	5					(30,217)
Exceptional items (2)						(7,301)
Operating Loss						(4,877)

Three months ended September 30, 2022
(EUR thousand)
	Note	TFSS	AVPS	RTS	Central Costs	Total
Revenue		62,505	15,331	4,075	—	81,910
Operating expenses (1)		(23,976)	(7,847)	(5,029)	(19,261)	(56,114)
Adjusted EBITDA		38,529	7,483	(955)	(19,261)	25,796
Depreciation and amortization	5					(12,658)
Exceptional items (2)						(11,085)
Operating Profit						2,053
(1)Operating expenses excluding Depreciation and Amortization and Exceptional items.
For the six months ended September 30, 2023 fixed and variable costs amounted to EUR84.5 million and EUR48.1 million respectively (EUR70.7 million and EUR34.7 million for the six months ended September 30, 2022). Fixed personnel and fixed non-personnel costs amounted to EUR56.2 million and EUR28.3 respectively (EUR47.5 million and EUR23.2 million for the six months ended September 30, 2022).
For the three months ended September 30, 2023 fixed and variable costs amounted to EUR41.0 million and EUR25.0 million respectively (EUR36.3 million and EUR19.7 million for the three months ended September 30, 2022). Fixed personnel and fixed non-personnel costs amounted to EUR26.5 million and EUR14.6 million respectively (EUR23.4 million and EUR12.9 million for the three months ended September 30, 2022).

(2)Exceptional items consist of items such as share-based payment transactions and related other expenses, the change in fair value of warrants and put options, business and corporate restructuring expenses, impairment, net loss on sale of assets, and other exceptional items, which the Board of Directors considers as not directly related to ordinary business operations and which are not included in the assessment of management performance.